Share-based Compensation - Activity (Details) - Pre-IPO Plans ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) ¥ / shares $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) ¥ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Options Outstanding
Outstanding, beginning (in shares) | shares	23,354,505	23,354,505	27,856,130	27,856,130
Options granted (in shares) | shares	2,149,975	2,149,975	3,272,000	3,272,000
Exercised (in shares) | shares	(5,103,015)	(5,103,015)	(5,001,660)	(5,001,660)
Forfeited (in shares) | shares	(1,051,660)	(1,051,660)	(2,771,965)	(2,771,965)
Outstanding, ending (in shares) | shares	19,349,805	19,349,805	23,354,505	23,354,505	27,856,130	27,856,130
Vested and expected to vest, ending (in shares) | shares	18,938,475	18,938,475					18,938,475
Exercisable, ending (in shares) | shares	14,374,220	14,374,220					14,374,220
Weighted Average Exercise Price
Outstanding, beginning (per share) | $ / shares	$ 0.2194		$ 0.2124
Granted (per share) | $ / shares	0.6756		0.2513
Exercised (per share) | $ / shares	0.2887		0.1244
Forfeited (per share) | $ / shares	0.5973		0.3574
Outstanding, ending (per share) | $ / shares	0.2313		$ 0.2194		$ 0.2124
Vested and expected to vest, ending (per share) | $ / shares	0.2273	$ 0.2273
Exercisable, ending (per share) | $ / shares	$ 0.1477	$ 0.1477
Weighted Average Remaining Contractual Life (in years)
Outstanding	5 years 4 months 24 days	5 years 4 months 24 days	6 years 1 month 20 days	6 years 1 month 20 days	6 years 10 months 2 days	6 years 10 months 2 days
Vested and expected to vest at the end of the period	5 years 2 months 8 days	5 years 2 months 8 days
Exercisable at the end of the period	4 years 1 month 13 days	4 years 1 month 13 days
Aggregate Intrinsic Value
Outstanding	$ 30,495	$ 30,495	$ 10,165	$ 10,165	$ 7,491	$ 7,491	¥ 198,983	¥ 70,769	¥ 51,507
Vested and expected to vest	29,924	29,924					195,254
Exercisable	$ 23,856	$ 23,856					¥ 155,662
Weighted Average Grant Date Fair Value
Outstanding, beginning (per share) | (per share)	$ 0.4934	$ 3.4351	$ 0.5285	$ 3.6335
Granted (per share) | (per share)	1.0778	7.0326	0.3293	2.2925
Exercised (per share) | (per share)	0.6098	3.9786	0.4723	3.2877
Forfeited (per share) | (per share)	0.5776	3.7688	0.6901	4.8045
Outstanding, ending (per share) | (per share)	$ 0.5231	$ 3.4132	$ 0.4934	$ 3.4351	$ 0.5285	$ 3.6335
Vested and expected to vest, ending (per share)	0.5341	3.4850
Exercisable, ending (per share)	0.4997	3.2604